SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Comprehensive Income (Parent Company) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Gains (losses) on extinguishment of debt		$ 1.6	$ (0.9)	$ (4.8)
Total revenues		23,441.4	20,853.8	19,391.4
Expenses
Interest expense		140.9	136.0	116.9
Total expenses		21,970.7	18,942.2	17,484.0
Income before income taxes		1,470.7	1,911.6	1,907.4
Provision (benefit) for income taxes		413.5	611.1	626.4
Net income attributable to Progressive		1,031.0	1,267.6	1,281.0
Other comprehensive income (loss)		133.0	(222.7)	71.4
Comprehensive income		1,164.0	1,044.9	1,352.4
Parent Company
Revenues
Dividends from subsidiaries		375.5	852.5	1,000.2
Undistributed income (loss) from subsidiaries		741.9	500.0	358.3
Equity in net income of subsidiaries	[1]	1,117.4	1,352.5	1,358.5
Intercompany investment income	[1]	5.5	3.9	2.4
Gains (losses) on extinguishment of debt		1.6	(0.9)	(4.8)
Total revenues		1,124.5	1,355.5	1,356.1
Expenses
Interest expense		140.4	136.1	120.2
Deferred compensation	[2]	5.3	5.3	2.8
Other operating costs and expenses		4.2	5.4	4.4
Total expenses		149.9	146.8	127.4
Income before income taxes		974.6	1,208.7	1,228.7
Provision (benefit) for income taxes		56.4	58.9	52.3
Net income attributable to Progressive		1,031.0	1,267.6	1,281.0
Other comprehensive income (loss)		133.0	(222.7)	71.4
Comprehensive income		$ 1,164.0	$ 1,044.9	$ 1,352.4

[1]	Eliminated in consolidation.
[2]	See Note 4 – Employee Benefit Plans in these condensed financial statements.